Notes to the consolidated statements of income - Unsatisfied performance obligations (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Unsatisfied performance obligations
Transaction price allocated to unsatisfied performance obligations	€ 1,428,897	€ 1,916,558
Less than 1 year
Unsatisfied performance obligations
Transaction price allocated to unsatisfied performance obligations	686,505	856,206
1 - 3 years
Unsatisfied performance obligations
Transaction price allocated to unsatisfied performance obligations	383,682	683,293
3 - 5 years
Unsatisfied performance obligations
Transaction price allocated to unsatisfied performance obligations	256,922	272,549
5 - 10 years
Unsatisfied performance obligations
Transaction price allocated to unsatisfied performance obligations	€ 101,788	€ 104,510